Assets Pledged as Collateral - Summary of Assets Pledged as Collateral (Detail) - SEK (kr) kr in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure Assets Pledged As Collateral [Abstract]
Chattel mortgages	[1]	kr 7,651	kr 7,697
Bank deposits		384	1,443
Marketable securities		660	298
Total		kr 8,695	kr 9,438

[1]	See also note G1 ”Post-employment benefits.”